Discontinued Operations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012	Dec. 31, 2011 GBC-Fordigraph	Dec. 31, 2010 GBC-Fordigraph	Dec. 31, 2010 Commercial Print Finishing Business	Dec. 31, 2012 Commercial Print Finishing Business	Jan. 31, 2013 Subsequent event
Operating Results:
Net sales								$ 0		$ 19.9		$ 45.9				$ 45.9
Income from operations before income taxes								0	[1]	2.5	[1]	6.6	[1]
Gain (loss) on sale before income taxes								(2.1)		41.5		(0.1)			41.9		1.7
Provision (benefit) from discontinued operations								(0.5)		5.9		1.9
Income (loss) from discontinued operations								(1.6)		38.1		4.6
Per share:
Basic income from discontinued operations, per share	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.68	$ 0.02	$ (0.02)		$ 0.69		$ 0.08		$ 0.00
Income (loss) from discontinued operations	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.64	$ 0.02	$ (0.02)		$ 0.66		$ 0.08		$ 0.00
Final proceeds from sale of discontinued operations															52.9
Gain on disposal of discontinued operations, net of tax															36.8
Additional legal settlement costs																		2.0
Liabilities related to discontinued operations	2.4							2.4		1.1				2.4
Discontinued Operations, Payments for Discontinued Operations																			$ 1.1

[1]	During the fourth quarter of 2010, we completed the sale of a property formerly occupied by our commercial print finishing business, resulting in a gain on sale of $1.7 million.